As filed with the Securities and Exchange Commission on December 11, 2020

Securities Act File No. 33-26305

Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1062	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1064	☒
(Check appropriate box or boxes)

BLACKROCK FUNDSSM

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

United States of America

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski

BlackRock FundsSM

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq. Jesse C. Kean, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Janey Ahn, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On December 14, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $0.001 per share.

Explanatory Note

This Post-Effective Amendment No. 1062 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 1064 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock FundsSM (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until December 14, 2020, the effectiveness of the registration statement for BlackRock Defensive Advantage U.S. Fund, BlackRock Defensive Advantage International Fund and BlackRock Defensive Advantage Emerging Markets Fund, filed in Post-Effective Amendment No. 1053 on September 28, 2020, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 1062 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1053 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on December 11, 2020.

BLACKROCK FUNDSSM (REGISTRANT) ON BEHALF OF
BLACKROCK DEFENSIVE ADVANTAGE U.S. FUND,
BLACKROCK DEFENSIVE ADVANTAGE INTERNATIONAL FUND AND
BLACKROCK DEFENSIVE ADVANTAGE EMERGING MARKETS FUND

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	December 11, 2020

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	December 11, 2020

BRUCE R. BOND* (Bruce R. Bond)	Trustee

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

LENA G. GOLDBERG* (Lena G. Goldberg)	Trustee

HENRY R. KEIZER* (Henry R. Keizer)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

DONALD C. OPATRNY* (Donald C. Opatrny)	Trustee

Signature	Title	Date

JOSEPH P. PLATT* (Joseph P. Platt)	Trustee

MARK STALNECKER* (Mark Stalnecker)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*By: /S/ JANEY AHN (Janey Ahn, Attorney-In-Fact)	December 11, 2020